Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity
Stockholders' Equity

13.  Stockholders’ Equity

Long-term Incentive Plan

In conjunction with its IPO, on November 23, 2021, the Company adopted the Employee Stock Purchase Plan, the 2021 Incentive Award Plan (the “Long-Term Incentive Plan” or the “LTIP”) and the Non-Employee Directors Stock and Deferred Compensation Plan (collectively, the “Plans”) and has reserved 2,802,273 shares, collectively, for issuance or sale under the Plans. The Board approved an amendment to the LTIP to increase the shares authorized to be issued by 1,500,000, and the evergreen set forth in the LTIP resulted in an increase of 277,552 shares.

The Company’s Compensation Committee has the authority under the LTIP to grant stock options; stock appreciation rights, restricted stock, restricted stock units, performance stock, performance units, and other forms of equity-based or equity-related awards. Compensation cost is generally recorded on a straight-line basis over the vesting term of the shares based on the grant date value using the closing trading price.

Stock-based compensation expense was $1,502,724 and $670,838 for the three months ended March 31, 2023 and 2022, respectively. During the three months ended March 31, 2023, the Company granted 732,090 restricted stock units to members of management and 650,000 restricted stock units to members of the Board under the LTIP. The total number of restricted stock units issued at March 31, 2023 was 2,791,918.

Unrecognized compensation expense related to restricted stock awards made by the Company was $15,006,636 at March 31, 2023. As of March 31, 2023, the Company had 5,100,085 shares available for issuance under the 2021 Plan.

Number of RSUs
Balance at December 31, 2022	1,451,448
Awarded	4,350,622
Forfeited	(632,832)
Balance at March 31, 2023	5,169,238

A total of 768,715 RSU’s are vested at March 31, 2023.

Private Placement

On June 29, 2022, the Company completed the private placement in connection with a securities purchase agreement dated June 26, 2022 (the “2022 Private Placement”). In the 2022 Private Placement, the Company received gross cash proceeds of $15,000,000 in connection with the issuance of (I) 1,500,000 shares of common stock and (ii) a warrant to purchase up to 1,500,000 shares of common stock, as amended (the “2022 Warrant”). The Warrant had an exercise price of $11.00 per share, which amount was adjusted to $2.00 per share in connection with the 2023 Private Placement (as defined, and further described, in Note 17) and is exercisable until July 21, 2027. Net proceeds amounted to $13,578,551 after issuance costs of $1,421,449.

As the 2022 Warrant was liability classified, the gross proceeds and issuance costs were allocated to the 2022 Warrant liability based on its fair value with the residual being allocated to the common stock, resulting in the allocation of gross proceeds of $13,995,000 and $1,005,000 to the 2022 Warrant liability and common stock, respectively, and issuance costs of $1,326,212 and $95,237 were charged to expense and additional paid in capital, respectively.

On January 27, 2023, the Company’s registration statement on Form S-3 relating to the resale of 3,000,000 shares of common stock by the selling stockholder listed in the prospectus (including 1,500,000 shares of common stock issued in the 2022 Private Placement and 1,500,000 shares of common stock issuable upon the exercise of the outstanding 2022 Warrant acquired in the 2022 Private Placement) was declared effective by the SEC. The Company will not receive any proceeds in connection with the sale of common stock by the selling stockholder but will receive the exercise price of the 2022 Warrant to the extent the 2022 Warrant is exercised by the selling stockholder. In conjunction with the 2022 Private Placement, the Company entered into a registration rights agreement whereby the Company is required to register for resale and maintain the effectiveness of the registration statement that registers the resale of shares of common stock held by the selling stockholder and the shares of common stock issuable upon exercise of the 2022 Warrant. Pursuant to the registration rights agreement, the Company is liable for certain liquidated damages upon failure to comply with such registration rights.

11.	Stockholders’ Equity

Common Stock

The Company is authorized to issue up to 110,000,000 shares of common stock with a par value of $0.01. In November 2021, the Company completed its Public Offering and sold 2,514,000 shares of common stock for net proceeds of approximately $21,640,000. See Note 3, Public Offering.

Dividend Rights — Subject to the rights, if any, of the holders of any outstanding series of the Company’s preferred stock, holders of the Company’s common stock will be entitled to receive dividends out of any of its funds legally available when, as and if declared by the Board.

Voting Rights — Each holder of the Company’s common stock is entitled to one vote per share on all matters on which stockholders are generally entitled to vote. The Company’s certificate of incorporation does not provide for cumulative voting in the election of directors.

Liquidation — If the Company liquidates, dissolves or winds up its affairs, holders of its common stock are entitled to share proportionately in the Company’s assets available for distributions to stockholders, subject to the rights, if any, of the holders of any outstanding series of the Company’s preferred stock.

Other Rights — Holders of the Company’s common stock have no preemptive, subscription, redemption or conversion rights.

Preference Shares

The Company is authorized to issue up to 11,000,000 shares of preferred stock with a par value of $0.01. Under the Company’s certificate of incorporation and subject to the limitations prescribed by law, the Board may issue the Company’s preferred stock in one or more series and may establish from time to time the number of shares to be included in such series and may fix the designation, the voting powers, if any, and preferences and relative participating, optional or other rights, if any, of the shares of each such series and any qualifications, limitations or restrictions thereof. When and if the Company issues any shares of preferred stock, the Board will establish the number of shares and designation of such series and the voting powers, if any, and preferences and relative participating, optional or other special rights, and the qualifications, limitations and restrictions thereof, for the particular preferred stock series.

Long-Term Incentive Plan

In conjunction with the Public Offering, on November 23, 2021, the Company adopted the Employee Stock Purchase Plan, the 2021 Incentive Award Plan (as amended, the “Long-Term Incentive Plan” or the “LTIP”), and the Non-Employee Directors Stock and Deferred Compensation Plan (collectively, the “Plans”). During 2022, the Company increased the number of shares available for issuance under the LTIP from 1,386,364 to 3,963,916. The Company reserved 4,379,825 shares, collectively, for issuance or sale under the Plans. On November 29, 2021, at the closing of the Public Offering, the Company granted 443,269 restricted stock units to members of management (See Note 9, Commitments and Contingencies) and 182,999 restricted stock units to members of the Board under the Long-Term Incentive Plan.

The Company maintains an LTIP under which the Company’s Compensation Committee has the authority to grant stock options; stock appreciation rights; restricted stock; restricted stock units; performance stock; performance units; and other forms of equity-based or equity-related awards.

During the year ended December 31, 2022, the Company granted restricted stock units to members of the Board and certain members of management. Restricted stock units grants vest over periods ranging from two to three years and are granted at the discretion of the Compensation Committee of the Company’s. Compensation cost is generally recorded on a straight‑line basis over the vesting term of the restricted stock units based on the grant date value using the closing trading price.

Stock-based compensation expense of $2,975,301 and $263,648 was recorded in selling, general and administrative expense for the years ended December 31, 2022 and 2021, respectively. Unrecognized compensation cost related to restricted stock awards made by the Company was $4,956,120 at December 31, 2022, which is expected to be recognized over the weighted average remaining life of 2.15 years at the weighted average grant date fair value of $4.65 per restricted stock unit.

The following is the restricted stock unit activity for the year ended December 31, 2022:

	Number of Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining vesting Period (in years)
Outstanding January 1, 2022	626,268	$10.00
Awarded	825,180	2.34
Vested	(268,335)	10.00
Forfeited	—
Outstanding December 31, 2022	1,183,113	$4.65	2.15

Members’ Units

Prior to the completion of the Public Offering (See Note 3, Public Offering), the Board was authorized to issue Class A Units (“Units”), which entitled unitholders to allocations of profits and losses and other items and distributions of cash and other property as was set forth in the Company’s operating agreement, as amended. The Board had the right at any time and from time to time to authorize and cause the Company to create and/or issue equity securities to any person, in which event, all units of a class, group or series would have been diluted in an equal manner as to the other units of such class, group or series, and the Board had the power to amend the operating agreement to allow for such additional issuances and dilution and to make any such other amendments necessary or desirable to reflect such issuances. The holder of each Unit had the right to one vote per Unit on all matters to be voted on by the Members.

Between January 1, 2021 and the Public Offering, the Company sold an additional 5,073,056 Units to existing members resulting in gross proceeds of $5,073,056.

Effective April 1, 2021, the Board approved the issuance of an aggregate of 274,314 Units, of which 140,085 Units were issued to independent contractors and 134,229 Units were issued to Board members as compensation for services provided. Certain of the Units were issued to independent contractors as consideration for services pursuant to existing agreements, which provided for payment of fifty percent in cash and fifty percent in equity (See Note 9, Commitments and Contingencies). The subscription agreements issued to the contractors included a provision that no payments for services rendered after March 31, 2021 will be in the form of equity. Non-cash stock compensation of $924,438 was recognized from these units.

Private Placement

On June 29, 2022, the Company completed the private placement in connection with a securities purchase agreement dated June 26, 2022 (the “Private Placement”). In the Private Placement, the Company received gross cash proceeds of $15,000,000 in connection with the issuance of (i) 1,500,000 shares of common stock and (ii) a warrant to purchase up to 1,500,000 shares of common stock. The Warrant has an exercise price of $11.00 per share and is exercisable until July 21, 2027. Net proceeds amounted to $13,578,551 after issuance costs of $1,421,449.

The Warrant was classified as a liability, and as such, the gross proceeds and issuance costs were allocated to the Warrant liability based on its fair value with the residual being allocated to the common stock, resulting in the allocation of gross proceeds of $13,995,000 and $1,005,000 to the Warrant liability and common stock, respectively, and issuance costs of $1,326,212 and $95,237 were charged to expense and additional paid-in-capital respectively.

On July 21, 2022, the Company’s registration statement on Form S-1 relating to the resale of 3,000,000 shares of common stock by the selling stockholder listed in the prospectus (including 1,500,000 shares of common stock issued in the Private Placement and 1,500,000 shares of common stock issuable upon the exercise of the outstanding Warrant acquired in the Private Placement) was declared effective by the SEC. The Company will not receive any proceeds in connection with the sale of common stock by the selling stockholder but will receive the exercise price of the Warrant to the extent the Warrant is exercised by the selling stockholder. In conjunction with the Private Placement, the Company entered into a registration rights agreement whereby the Company is required to register for resale and maintain the effectiveness of the registration statement which registers the resale of shares of common stock held by the selling stockholder. Pursuant to the registration rights agreement, the Company is liable for certain liquidated damages upon failure to comply with such registration rights.

The Company measures the warrant at fair value by using the Black-Scholes model in each reporting period until it is exercised or expired, with changes in the fair values being recognized in the Company’s statement of operations .The Company performed a valuation of the new warrant and determined its fair value at issuance to be $13,995,000, expected term 5.26 years, equity volatility 90% and risk-free rate of return 3.2%. The fair value, as of December 31, 2022, was $3,372,000, expected term 4.74 years, equity volatility 125% and risk-free rate of return 4%.

The Company issued a purchase option to the underwriters (the “Underwriter Option”) exercisable within five years of its IPO for 5.0% of the shares of its common stock issued in the IPO, or 125,700 shares of its common stock, at an exercise price of $12.50 per share. On June 21, 2022, 31,192 shares of the Company’s common stock was issued on a cashless basis pursuant to the Underwriter Option.